Long-term investments (Summary of long-term investments) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, shares in Millions		1 Months Ended		12 Months Ended
		Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2016 $ / shares	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Schedule of Cost-method Investments [Line Items]
Cost method investments				¥ 2,150,260			¥ 1,717,029
Equity method investments				122,396			91,572
Fair value method investments with amount				1,093,250			0
Total long-term investments				3,365,906			1,808,601					$ 490,429
Investment In Convertible Note Converted To Shares | shares		62.5
Investment In Convertible Note Converted To Shares Conversion Price | $ / shares			$ 0.80
Loss on Investment In Convertible Note		¥ 84,200
Income (Loss) from Equity Method Investments				(91,497)		$ (13,332)	(687,400)		¥ (926,740)
Equity Method Investment, Other than Temporary Impairment				40,000
Equity Securities Without Readily Determinable Fair Value Amount Other				147,300
Cost-method Investments [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments				190,300
Investment In 5I5 J [Member]
Schedule of Cost-method Investments [Line Items]
Fair value method investments with amount	[1]			910,650			0
Unrealized Gain (Loss) on Investments				¥ (157,400)
Noncontrolling Interest, Ownership Percentage by Parent				8.30%								8.30%
Equity investments with readily determinable fair values				¥ 1,100,000
Others [Member]
Schedule of Cost-method Investments [Line Items]
Fair value method investments with amount				182,600			0
Investment in investee F [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments	[2]			75,941			75,022
Income (Loss) from Equity Method Investments				900			(24,000)
Investment In Investee G [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				300,000	[3]		0	[4]
Investment in Series A Guazi Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				583,284	[5]		555,324	[5]		¥ 348,600
Number Of Series A Convertible And Redeemable Preference Shares Purchased To Allow Parent To Retain Ownership In Noncontrolling Interest | shares										38.8	38.8
Investee B [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				286,700
Investment in 58 Home Series A Preference Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[6]			18,525			65,342
Variable Interest Entity, Initial Consolidation, Gain (Loss)				79,600			663,200
Investee E [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				298,850			284,524						$ 43,500
Others [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[7]			297,270			190,297
Equity method investments				16,585			8,364
Investment in Investee Tujia [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[8]			283,625			270,510
Investment In Investee C [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				231,442			220,348
Investment In Investee D [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				137,264			130,684
Investment In Investee E [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				298,850			284,524
Investment in investee H [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments				29,870			0
Investee F [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments							99,000
Investment in 58 Home Ordinary Shares [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments				0			¥ 8,186
Guazi Series B1 Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments				¥ 239,500
Guazi Convertible Note [Member]
Schedule of Cost-method Investments [Line Items]
Investment In Convertible Note Converted To Shares | shares		62.5
Investment In Convertible Note Converted To Shares Conversion Price | $ / shares			$ 0.80
Purchase of convertible note issued by Guazi.com Inc. ("Guazi")										¥ 324,700	$ 50,000

[1]	In 2018, the Group acquired a minority stake of approximately 8.3% in 5I5J Holding Group Co., Ltd., or 5I5J, a major secondary and rental brokerage company listed in Shanghai Stock Exchange in mainland China, for a consideration of approximately RMB1.1 billion in cash. The Group classified this investment as equity investments with readily determinable fair values under long-term investments, and reported the investment at fair value using a market approach based on the investee’s quoted market price. As of December 31, 2018, the fair value of the investment held by the Group was RMB910.7 million and the Group recognized an unrealized loss in fair value of RMB157.4 million for the year ended December 31, 2018 in investment income/(loss), net in the Group’s consolidated statements of comprehensive income/(loss).
[2]	In 2017, the Group invested in common shares of investee F for cash consideration of RMB99.0 million. Investee F is mainly engaged in consumer finance business. The investment is accounted for under equity method as the Group can exert significant influence on the investee. For the year ended December 31, 2017 the Group recorded RMB24.0 million loss while for the year ended December 31, 2018, the Group recorded RMB0.9 million gain in share of results of equity investees in the consolidated statements of comprehensive income/(loss).
[3]	In 2017, the Group acquired shares of investee E for cash consideration of RMB284.5 million (US$43.5 million). Investee E is mainly engaged in the business of property management. The investment was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 as the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value. For the year ended December 31, 2018, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.
[4]	In 2018, the Group invested RMB300.0 million in a third-party company or Investee G. The Group’s shares invested in Investee G were not considered as in-substance common stock, without readily determinable fair value, the investment was accounted for under measurement alternative according to ASC 323 and ASU 2016-01. For the year ended December 31, 2018, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.
[5]	As a result of the disposal of Guazi in 2015, the Group retained certain interests in Guazi by investing in (i) 38.8 million Guazi Series A Shares and (ii) a RMB324.7 million (US$50.0 million) non-interest bearing Guazi Convertible Note. The investment in Guazi Series A Shares was measured at fair value of RMB348.6 million on the date of disposal and was subsequently accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018, as the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price. The investment in Guazi Convertible Note was carried at amortized cost using effective interest rate method under ASC 310. In March 2016, the Company converted the entire amount of Guazi Convertible Note into 62.5 million Guazi Series B1 Shares based on a conversion price of US$0.80 per share. Upon the conversion, the Company recognized a loss of RMB84.2 million which resulted from different liquidation preferences and participating rights among the sub classes of Guazi Series B preference shares, although the conversion price was the same as the issuance price paid by other Series B preference shares investors of Guazi. The investment in Guazi Series B1 Shares was measured at fair value of RMB239.5 million on the date of conversion and was subsequently accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 from January 1, 2018, as the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price. For the year ended December 31, 2018, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.
[6]	As a result of the deconsolidation of 58 Home on November 27, 2015, the Group continues to retain equity interests in 58 Home through its ownership of certain 58 Home Ordinary Shares and 58 Home Series A Preference Shares. The Company’s investment in 58 Home Ordinary Shares was accounted for as equity method investment in accordance with ASC 323. The Company’s investment in 58 Home Series A Preference Shares was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 from January 1, 2018 as 58 Home Series A Preference Shares were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price. Since January 2018, the carrying amount of the Group’s investment in 58 Home Ordinary Shares has been reduced to zero due to the accumulated losses picked up from 58 Home. The Group has continued to record its share of losses in 58 Home in its consolidated statements of comprehensive income/(loss) to the extent of and as an adjustment to the adjusted basis of the investment in 58 Home Series A Preference Shares. For the year ended December 31, 2017 and 2018, the Group recorded investment losses of RMB663.2 million and RMB79.6 million, respectively, in share of results of equity investees in the consolidated statements of comprehensive income/(loss) relating to the investments in 58 Home.
[7]	As of December 31, 2018, “Others” under measurement alternative mainly included: (i) equity investments amounting to RMB190.3 million which were accounted for using cost method prior to January 1, 2018 and were elected to account for using measurement alternative upon the adoption of ASU 2016-01 on January 1, 2018; (ii) newly acquired shares of other companies for an aggregate cash consideration of RMB147.3 million which were elected to be accounted for under measurement alternative because such investments were not considered as in-substance common stock and did not have readily determinable fair values; or the investments that did not have readily determinable fair values and over which the Group did not have the ability to exercise significant influences; and (iii) a measurement alternative investment amounted to RMB40.0 million was impaired during the year ended December 31, 2018 (Note 2 (m)).
[8]	The investment in Tujia Ordinary Shares and Tujia Series D Preference Shares was measured at fair value of RMB286.7 million on the date of investment and was subsequently accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 because the shares were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price. For the details, please refer to Note 7. For the year ended December 31, 2018, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.